Finance Expense (Tables)	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Schedule of finance costs

	2020 £’000	2019 £’000	2018 £’000
Interest charge on bank borrowings	£10	£90	£460
Running costs related to our revolving credit facility	809	248	101
Interest charge on leases	1,066	3	8
Foreign exchange loss	—	—	17
Other interest charge	6	4	3
Fair value movement of financial liabilities	49	5,954	229
Total	£1,940	£6,299	£818